Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Summary of reconciliation of net operating profit

		United States Dollar
Figures in millions unless otherwise stated	Notes	2022	2021

Total borrowings	24	1,079.3	1,078.1
Add: Lease liability		394.2	415.5
Less: Cash and cash equivalents	21	769.4	524.7
Net debt		704.1	968.9
Adjusted EBITDA		2,440.1	2,393.6
Net debt to adjusted EBITDA ratio		0.29	0.40
Adjusted EBITDA to net finance charges ratio		25.1	22.8
Reconciliation of profit for the year to adjusted EBITDA:
Profit for the year		721.7	829.5
Mining and income taxation		442.1	424.9
Royalties		110.4	112.4
Finance expense		72.5	100.9
Investment income		(13.3)	(8.3)
(Gain)/loss on financial instruments		(24.0)	100.4
Foreign exchange (gain)/loss		(6.7)	1.9
Amortisation and depreciation	2	844.3	713.2
Share-based payments		6.9	12.7
Long-term incentive plan		29.0	28.5
Restructuring costs	8	11.3	1.3
Silicosis settlement costs		(2.2)	(0.7)
Impairment, net of reversal of impairment of investments and assets		505.0	42.4
Profit on disposal of assets		(10.4)	(8.5)
Share of results of equity accounted investees, net of taxation		(10.1)	32.0
Yamana break fee	8	(300.0)	—
Yamana transaction costs	8	33.0	—
Rehabilitation expense	8	(8.9)	10.8
Realised gain/(loss) on derivative contracts	38	22.2	(43.4)
Ghana expected credit loss	13.1	17.5	41.1
Other		(0.2)	2.5
Adjusted EBITDA		2,440.1	2,393.6